Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS TRUST
Entity Central Index Key	0001768447
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000211759 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Class Name	Intermediate Bond Fund
Trading Symbol	HOIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 1.68% for the one-year period ended December 31, 2024, outperforming its benchmark index, the Bloomberg U.S. Aggregate Index, which returned 1.25%.
Key contributors to the Fund’s outperformance were its allocations to corporate bonds, particularly in the industrials and financials sectors, which performed well as credit spreads narrowed. Structured assets, including asset-backed securities (ABS) and collateralized mortgage obligations (CMOs), also contributed positively to performance.
Detracting from performance were the Fund’s underweight position in U.S. Treasuries and its allocation to mortgage-backed securities (MBS). Additionally, the benchmark does not incur transaction costs or expenses, which created a slight performance headwind.
The team continued to actively manage the Fund’s duration and sector allocation relative to the benchmark. Strategic adjustments during the year included increasing exposure to corporate bonds and ABS while reducing allocations to U.S. Treasuries and MBS, with the objective of enhancing yield and taking advantage of market opportunities amid ongoing interest rate volatility.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values on December 31 of each year since the Fund's inception on May 1, 2019 of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Intermediate Bond Fund	1.68%	0.13%	0.93%
Intermediate Bond Fund—excluding sales load	1.68%	0.13%	0.93%
Bloomberg U.S. Aggregate Index	1.25%	(0.33)%	0.67%

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 140,604,916
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 810,810
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of December 31, 2024.
Fund Net Assets	$140,604,916
Total Number of Portfolio Holdings	320
Management Fees	$810,810
Portfolio Turnover	131%
Weighted Average Maturity (Years)	8.39

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Corporate bonds—other	31.4%
Mortgage-backed securities	27.3%
U.S. government and agency obligations	22.9%
Asset-backed securities	8.8%
Yankee bonds	6.5%
Municipal bonds	1.1%
Corporate bonds—government guaranteed	0.0%
Short-term and other assets	2.0%
Total	100.0%